Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Goodwill and Intangible Assets [Abstract]
Schedule of Carrying Amount of Goodwill	The Company currently has one reporting unit. The following table presents the changes in the carrying amount of goodwill for the three months ended December 31, 2023 (in thousands):
Goodwill
Balance as of March 31, 2023	$12,041
Acquisitions	-
Balance as of December 31, 2023	$12,041

The Company currently has one reporting unit. The following table presents the changes in the carrying amount of goodwill for the year ended March 31, 2023 (in thousands):
Goodwill
Balance as of March 31, 2022	$12,041
Acquisitions	-
Balance as of March 31, 2023	$12,041

Schedule of Finite-Lived Intangible Assets	The Company’s finite-lived intangible assets were as follows as of December 31, 2023 (in thousands):
	Gross		Net
	Carrying	Accumulated	Carrying
	Value	Amortization	Value
Content creator relationships	$3,615	$1,219	$2,396
Brand and trade names	1,010	354	656
Total	$4,625	$1,573	$3,052
	Gross		Net
	Carrying	Accumulated	Carrying
	Value	Amortization	Value
Content creator relationships	$772	$772	$-
Brand and trade names	1,010	278	732
Total	$1,782	$1,050	$732
The Company’s finite-lived intangible assets were as follows as of March 31, 2023 (in thousands):
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Content creator relationships	$772	$772	$-
Brand and trade names	1,010	278	732
Total	$1,782	$1,050	$732

	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Content creator relationships	$772	$772	$-
Brand and trade names	1,010	179	831
Total	$1,782	$951	$831

Schedule of Amortization of Intangible Assets	The Company expects to record amortization of intangible assets for fiscal years ending March 31, 2024 and future fiscal years as follows (in thousands):
For Years Ending March 31,
2024 (remaining three months)	$748
2025	1,480
2026	199
2027	199
2028	199
Thereafter	227
$3,052
The Company expects to record amortization of intangible assets for fiscal years ending March 31, 2024 and future fiscal years as follows (in thousands):
For Years Ending March 31,
2024	$101
2025	101
2026	101
2027	101
2028	101
Thereafter	227
$732